SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Property, Plant and Equipment [Line Items]
Market price per share	$ 0.17	$ 0.22
Minimum [Member]
Property, Plant and Equipment [Line Items]
Market price per share	0.09
Maximum [Member]
Property, Plant and Equipment [Line Items]
Market price per share	$ 0.23
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.3	0.12
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term	3 months 21 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term		1 year 3 months 21 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term		1 year 7 months 6 days
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	140
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input		147.4
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input		151.8
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0	0